Long-Term Debt (Schedule of Long-Term Debt) (Details) (USD $)								12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014 Unsecured Senior Notes [Member] Unsecured Senior Notes at 4.26%, due on September 18, 2034 [Member]	Sep. 18, 2014 Unsecured Senior Notes [Member] Unsecured Senior Notes at 4.26%, due on September 18, 2034 [Member]	Sep. 30, 2013 Unsecured Senior Notes [Member] Unsecured Senior Notes at 4.26%, due on September 18, 2034 [Member]	Sep. 30, 2014 Unsecured Senior Notes [Member] Unsecured Senior Notes at 7.66% [Member]	Sep. 30, 2013 Unsecured Senior Notes [Member] Unsecured Senior Notes at 7.66% [Member]	Sep. 30, 2014 Unsecured Notes [Member]	Sep. 30, 2013 Unsecured Notes [Member]
Debt Instrument [Line Items]
Long-term debt			$ 30,500,000		$ 0	$ 0	$ 8,000,000	$ 0	$ 5,000,000
Total long-term debt	30,500,000	13,000,000
Less current maturities	0	0
Total long-term debt	$ 30,500,000	$ 13,000,000
Stated percentage rate			4.26%	4.26%		7.66%	7.66%
Variable rate basis description								three month LIBOR
Variable interest rate addition								1.25%